ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment, Gross	$ 341,047	$ 154,616
Less accumulated depreciation	(111,592)	(80,429)
Property and equipment, net	229,455	74,187
Furniture and fixtures
Property, Plant and Equipment, Gross	38,850	38,850
Laboratory equipment
Property, Plant and Equipment, Gross	278,453	115,766
Leasehold improvements
Property, Plant and Equipment, Gross	$ 23,744	$ 0